Land Use Rights (Tables)	12 Months Ended
May. 31, 2015
Text Block [Abstract]
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Land use rights	5,004	5,497
Less: accumulated amortization	(972)	(1,089)
Exchange differences	312	(146)

Land use rights, net	4,344	4,262